Average Annual Total Returns - First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund 1 Year	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund 5 Years	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund 10 Years	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund Since Inception	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund Inception Date	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund After tax on distributions 1 Year	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund After tax on distributions 5 Years	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund After tax on distributions 10 Years	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund After tax on distributions Since Inception	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ OMX Clean Edge Smart Grid Infrastructure Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ OMX Clean Edge Smart Grid Infrastructure Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ OMX Clean Edge Smart Grid Infrastructure Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years	NASDAQ OMX Clean Edge Smart Grid Infrastructure Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Composite 1500® Industrials Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500® Industrials Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500® Industrials Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P Composite 1500® Industrials Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World Industrials Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Industrials Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Industrials Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Industrials Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	48.25%	21.22%	11.04%	10.48%	Nov. 16, 2009	47.70%	20.64%	10.51%	9.99%	28.48%	17.04%	8.82%	8.42%	49.84%	22.13%	11.95%	11.40%	20.89%	15.43%	13.79%	14.04%	11.69%	12.85%	12.15%	13.27%	11.68%	11.50%	9.08%	10.11%